UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:  September 30, 2005

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thomas H. Lee
Address:   c/o Thomas H. Lee Partners, L.P.
           100 Federal Street, 35th Floor
           Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles P. Holden
Title:    Vice President of Finance
Phone:    (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 10th day of November, 2005.

 Thomas H. Lee
------------------------------------
(Name of Institutional Manager)

/s/ Charles P. Holden
------------------------------------
(Signature of Person Duly Authorized
 to Submit This Report)

Number of Other Included Managers           0

Form 13F Information Table Entry Total      4

Form 13F Information Table Value Total     $2,750,675,263

      Name:            13F File No.:         Name:             13F File No.:
      -----            -------------         -----             -------------

1.----------------     -----------      6.----------------     -----------
2.----------------     -----------      7.----------------     -----------
3.----------------     -----------      8.----------------     -----------
4.----------------     -----------      9.----------------     -----------
5.----------------     -----------     10.----------------     -----------



  Item 1                  Item 2            Item 3            Item 4             Item 5
  ------                  ------            ------            ------             ------
                                                                                Shares of
  Name of                Title of           CUSIP            Fair Market        Principal
  Issuer                  Class             Number             Value             Amount


Refco, Inc.               Common          75866G109        1,381,710,159       48,875,492

Fairpoint
Communications, Inc.      Common          305560104           56,567,904        3,866,569

Spectrum Brands Inc.      Common          755081106          284,068,319       12,062,349

Warner Music Group        Common          934550104        1,028,328,881       55,555,315

COLUMN TOTALS                                              2,750,675,263

                             ** TABLE CONTINUED **

Item 1                                            Item 6                             Item 7                  Item 8
------                                            ------                             ------                  ------
                                                                                    Managers             Voting Authority
Name of                                                                               see         --------------------------------
Issuer                                                                               Instr. V
                                        Investment Discretion                                              (Shares)
                             ----------------------------------------------------
                             (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole   (b) Shared   (c) No
                                               Devined in
                                                Instr. V

Refco, Inc.                 48,875,492                                                              48,875,492

Fairpoint
Communications, Inc.         3,866,569                                                               3,866,569

Spectrum Brands Inc.        12,062,349                                                              12,062,349

Warner Music Group          55,555,315                                                              55,555,315

COLUMN TOTALS

                              ** TABLE COMPLETE **